EQ ADVISORS TRUSTSM

SUPPLEMENT DATED JUNE 14, 2011 TO THE PROSPECTUS DATED MAY 1, 2011

This Supplement updates information contained in the Prospectus dated May 1, 2011 of EQ Advisors Trust (the “Trust”) regarding the ATM Core Bond Portfolio and the ATM Government Bond Portfolio. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information about changes to the portfolio managers of the ATM Core Bond Portfolio and the ATM Government Bond Portfolio.

Information Regarding

ATM Core Bond Portfolio

Effective June 14, 2011, the third sentence in the fourth paragraph of the section entitled “Investments, Risks and Performance – Principal Investment Strategy” is deleted in its entirety and replaced with the following:

The Index Allocated Portion also may invest in other instruments, such as futures and options contracts, that provide exposure to a fixed income securities index instead of investing directly in fixed income securities. In addition, the Manager may invest the Portfolio’s assets in exchange-traded funds (“ETFs”) that seek to track a fixed income securities index instead of the Portfolio investing directly in fixed income securities.

*****

Effective June 14, 2011, Kenneth Kozlowski, CFP®, CLU, ChFC and Alwi Chan, CFA® are added as additional portfolio managers of the ATM Core Bond Portfolio.

Effective June 14, 2011, the information contained in the section “Who Manages the Portfolio – Investment Manager: FMG LLC” is deleted in its entirety and replaced with the following:

Investment Manager: FMG LLC

Portfolio Managers:

Name	Title	Date Began Managing the Portfolio
Kenneth T. Kozlowski, CFP®, CLU, ChFC	Senior Vice President of FMG LLC	June 2011
Alwi Chan, CFA ®	Vice President of FMG LLC	June 2011
Xavier Poutas, CFA®	Assistant Portfolio Manager of FMG LLC	May 2011

Information Regarding

ATM Government Bond Portfolio

Effective June 14, 2011, the third sentence in the fourth paragraph of the section entitled “Investments, Risks and Performance – Principal Investment Strategy” is deleted in its entirety and replaced with the following:

The Index Allocated Portion also may invest in other instruments, such as futures and options contracts, that provide exposure to a fixed income securities index instead of investing directly in fixed income securities. In addition, the Manager may invest the Portfolio’s assets in exchange-traded funds (“ETFs”) that seek to track a fixed income securities index instead of the Portfolio investing directly in fixed income securities.

*****

Effective June 14, 2011, Kenneth Kozlowski, CFP®, CLU, ChFC and Alwi Chan, CFA® are added as additional portfolio managers of the ATM Government Bond Portfolio.

Effective June 14, 2011, the information contained in the section “Who Manages the Portfolio – Investment Manager: FMG LLC” is deleted in its entirety and replaced with the following:

Investment Manager: FMG LLC

Portfolio Managers:

Name	Title	Date Began Managing the Portfolio
Kenneth T. Kozlowski, CFP®, CLU, ChFC	Senior Vice President of FMG LLC	June 2011
Alwi Chan, CFA ®	Vice President of FMG LLC	June 2011
Xavier Poutas, CFA®	Assistant Portfolio Manager of FMG LLC	May 2011

*****

Information Regarding

ATM Core Bond Portfolio and ATM Government Bond Portfolio

Effective June 14, 2011, information regarding FMG LLC in the tenth and eleventh paragraphs of the section of the Prospectus “Management of the Trust – The Manager” is deleted in its entirety and replaced with the following information:

FMG LLC is responsible for determining the allocation of assets between the actively and passively managed portions of each Portfolio, overseeing the models used to manage the Portfolios, selecting and monitoring the Advisers for the Portfolios, and ensuring that asset allocations are consistent with the guidelines that have been approved by the Trust’s Board of Trustees. FMG LLC also is responsible for the management of the ETF investments by ATM Core Bond Portfolio and ATM Government Bond Portfolio.

Kenneth Kozlowski, CFP®, CLU, ChFC, Alwi Chan, CFA®, CFA® and Xavier Poutas, CFA® are jointly and primarily responsible for oversight of the tactical strategy of the AXA Tactical Manager 500 Portfolio, AXA Tactical Manager 400 Portfolio, AXA Tactical Manager 2000 Portfolio, AXA Tactical Manager International Portfolio, ATM Large Cap Portfolio, ATM Mid Cap Portfolio, ATM Small Cap Portfolio, ATM International Portfolio, ATM Core Bond Portfolio and the ATM Government Bond Portfolio. In addition, they are jointly and primarily responsible for the management of the ETF investments by the ATM Core Bond Portfolio and the ATM Government Bond Portfolio.

*                *                *                 *                *

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED JUNE 14, 2011 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011

This Supplement updates certain information contained in the above-referenced Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the SAI and retain it for future reference. You may obtain an additional copy of the SAI, or a copy of the Summary Prospectus and Prospectus free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or you can view, print, and download a copy of these documents by visiting the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information about portfolio manager changes to the ATM Core Bond Portfolio and the ATM Government Bond Portfolio (together, the “Portfolios”).

Effective June 14, 2011, Kenneth T. Kozlowski and Alwi Chan are added as additional portfolio managers of the Portfolios.

Effective June 14, 2011, the following information regarding Kenneth T. Kozlowski and Alwi Chan is added to the “Portfolio Manager Information” chart for AXA Equitable Funds Management Group, LLC in Appendix B of the SAI and information regarding Kenneth Beitler is deleted.

Portfolio Manager	Presented below for each portfolio manager is the
number of other accounts of the Adviser managed by the
portfolio manager and the total assets in the accounts
	managed within each category, as of May 31, 2011						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
ATM Core Bond Portfolio (“Fund”)

Kenneth T. Kozlowski	50	$85.0 Billion	3	$657 Million	0	N/A	0	N/A	0	N/A	0	N/A

Alwi Chan	50	$85.0 Billion	3	$657 Million	0	N/A	0	N/A	0	N/A	0	N/A
ATM Government Bond Portfolio (“Fund”)

Kenneth T. Kozlowski	50	$86.2 Billion	3	$657 Million	0	N/A	0	N/A	0	N/A	0	N/A

Alwi Chan	50	$86.2 Billion	3	$657 Million	0	N/A	0	N/A	0	N/A	0	N/A

*****

Ownership of Securities of the Funds as of May 31, 2011

Portfolio Manager	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,000- $1,000,000	over $1,000,000
ATM Core Bond Portfolio ATM Government Bond Portfolio

Kenneth T. Kozlowski	X

Alwi Chan	X

Xavier Poutas	X